Nature of Business and Organization (Tables)	12 Months Ended
Sep. 30, 2025
Nature of Business and Organization [Abstract]
Schedule of Consolidated Financial Statements

The consolidated financial statements reflect the activities of each of the following entities:

Name	Background	Ownership	Principal activities
JM Group Limited (the “Company” or “JM Group”)	● A BVI company ● Incorporated on May 27, 2024	—	Investment holding

JM Manufacturing (HK) Limited (“JM Manufacturing”)	● A Hong Kong company ● Incorporated on June 17, 2016	100% owned by JM Group	Engaged in the sourcing and trading of toys, gifts, household products, and other products